Note 33 - Employee Benefits - Awards Granted Released and Remaining (Detail) - DB Equity Plans [Domain Member] - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Share-Based Plans [Line Items]
Weighted average fair value per award granted in year	€ 9.53	€ 9.25
Weighted average share price at release in year	10.04	10.58
Weighted average remaining contractual life in years	€ 1.5	€ 1.7